Property and Equipment (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 43,825	$ 12,365	$ 421
Addition	22,199	31,460	11,944
Ending balance	66,024	43,825	12,365
Computer software and equipment [Member]
Beginning balance	39,604	12,082	421
Addition	12,462	27,522	11,661
Ending balance	52,066	39,604	12,082
Furniture and Fixtures [Member]
Beginning balance	4,221	283
Addition	1,000	3,938	283
Ending balance	5,221	4,221	283
Satellite Equipment [Member]
Beginning balance
Addition	8,737
Ending balance	$ 8,737